Note 11 - Related party balances and transactions: Summary of related party balance (Details) - USD ($)		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts and Notes Receivable Related Parties Current	$ 82,483	$ 82,483	$ 327,556
Provision For Doubtful Accounts Of Prepayments		(3,731)	47,115	$ (7,382)
Prepayments
Prepaid Expense Related Parties Current	3,004,775	3,004,775
Provision For Doubtful Accounts Of Prepayments	0	0	53,497	0	$ 0
Increase Decrease in Provision for Doubtful Accounts of Prepayments		0	54,267	0
Increase Decrease In Write Offs Of Prepayments		(55,839)	0	0
Exchange Rate Effect in Provision for Doubtful Accounts of Prepayments		2,342	(770)	$ 0
Fdt Qingdao Intellectual Technology Co. Ltd | Prepayments
Prepaid Expense Related Parties Current	1,546,641	1,546,641
Tungray (Kunshan) Industrial Automation Co., Ltd | Prepayments
Prepaid Expense Related Parties Current	1,406,858	1,406,858
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd | Prepayments
Prepaid Expense Related Parties Current	14,912	14,912
Qingdao Tungray Technology Development Co., Ltd. | Prepayments
Prepaid Expense Related Parties Current	0	0
Shanghai Tongrui Investment Management Co., Ltd. | Prepayments
Prepaid Expense Related Parties Current	36,364	36,364
Account Receivable | Fdt Qingdao Intellectual Technology Co. Ltd
Accounts and Notes Receivable Related Parties Current	0	0	30,092
Account Receivable | Tungray (Kunshan) Industrial Automation Co., Ltd
Accounts and Notes Receivable Related Parties Current	0	0	210,811
Account Receivable | Tungray (Kunshan) Robot Intelligent Technology Co., Ltd
Accounts and Notes Receivable Related Parties Current	53,697	53,697	51,444
Account Receivable | Kunshan Tungray Intelligent Technology Co., Ltd.
Accounts and Notes Receivable Related Parties Current	28,510	28,510	35,209
Account Receivable | Qingdao Tungray Technology Development Co., Ltd.
Accounts and Notes Receivable Related Parties Current	276	276
Accounts Payable
Accounts Payable Related Party Current	230,694	230,694	79,988
Accounts Payable | Fdt Qingdao Intellectual Technology Co. Ltd
Accounts Payable Related Party Current	10,269	10,269	13,700
Accounts Payable | Tungray (Kunshan) Industrial Automation Co., Ltd
Accounts Payable Related Party Current	167,087	167,087	0
Accounts Payable | Kunshan Tungray Intelligent Technology Co., Ltd.
Accounts Payable Related Party Current	0	0	6,346
Accounts Payable | Qingdao Tungray Technology Development Co., Ltd.
Accounts Payable Related Party Current	0	0	8,841
Accounts Payable | Shanghai Tongrui Industrial Automation Equipment Co., Ltd
Accounts Payable Related Party Current	32,890	32,890	31,510
Accounts Payable | Hefei CAS Dihuge Automation Co., Ltd.
Accounts Payable Related Party Current	20,448	20,448	19,591
Other Receivables
Other Receivables Related Parties	1,196,351	1,196,351	320,447
Other Receivables | Fdt Qingdao Intellectual Technology Co. Ltd
Other Receivables Related Parties	616,472	616,472	227,242
Other Receivables | Tungray (Kunshan) Industrial Automation Co., Ltd
Other Receivables Related Parties	418,446	418,446	0
Other Receivables | Qingdao Tungray Biology Technology Co., Ltd.
Other Receivables Related Parties	68,223	68,223	44,377
Other Receivables | Shanghai Tongrui Investment Management Co., Ltd.
Other Receivables Related Parties	42,899	42,899	0
Other Receivables | Du Liling
Other Receivables Related Parties	50,311	50,311	48,828
Other Payables
Other Payable Related Parties	791,887	791,887	338,453
Other Payables | Fdt Qingdao Intellectual Technology Co. Ltd
Other Payable Related Parties	0	0	39,323
Other Payables | Kunshan Tungray Intelligent Technology Co., Ltd.
Other Payable Related Parties	1,972	1,972	0
Other Payables | Qingdao Tungray Technology Development Co., Ltd.
Other Payable Related Parties	81,865	81,865	18,438
Other Payables | Jingan Tang
Other Payable Related Parties	708,050	708,050	280,692
Operating Lease Liabilities
Operating Lease Liability Related Parties Current And Noncurrent	157,004	157,004	359,303
Current portion of operating lease liabilities - related parties	(118,107)	(118,107)	(168,551)
Noncurrent portion of operating lease liabilities - related parties	38,897	38,897	190,752
Operating Lease Liabilities | Jingan Tang
Operating Lease Liability Related Parties Current And Noncurrent	80,845	80,845	158,007
Operating Lease Liabilities | Tungray (Qingdao) Technology Development Co., Ltd
Operating Lease Liability Related Parties Current And Noncurrent	$ 76,159	$ 76,159	$ 201,296